Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Other tax payable	$ 28	$ 22	$ 5
Customer contract liability, current	84	111	147
Other current liabilities	36	47	130
Total other current liabilities	$ 148	180	594
Value-Added Tax payable			$ 312